Employee Stock Ownership Plan (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Oct. 04, 2012
Shares held by the ESOP at year end
Allocated to participants	119,036	104,518	59,650
Unearned	359,773	382,259	449,717
Total ESOP shares	478,809	486,777	509,367
Fair value of unearned shares	$ 5,469	$ 4,774